Costs	12 Months Ended
Dec. 31, 2020
Costs
Costs

29 Costs

Purchase, services and other charges

(€ million)	2020	2019	2018
Production costs - raw, ancillary and consumable materials and goods	21,432	36,272	41,125
Production costs - services	9,710	11,589	10,625
Lease expense and other	876	1,478	1,820
Net provisions for contingencies	349	858	1,120
Other expenses	1,317	879	1,130
	33,684	51,076	55,820
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(128)	(197)	(192)
- capitalized direct costs associated with self-constructed assets - intangible assets	(5)	(5)	(6)
	33,551	50,874	55,622

Purchase, services and other charges included geological and geophysical costs of exploration activities for €196 million (€275 million and €287 million in 2019 and 2018, respectively). In 2018, the item included operating leases for €872 million.

Costs incurred in connection with research and development activities expensed through profit and loss, as they did not meet the requirements to be recognized as long-lived assets, amounted to €157 million (€194 million and €197 million in 2019 and 2018, respectively).

Royalties on the extraction rights of hydrocarbons amounted to €673 million (€1,183 million and €1,043 million in 2019 and 2018, respectively).

Additions to provisions net of reversal of unused provisions mainly related to net additions for litigations amounting to €76 million (net additions of €60 million and €101 million in 2019 and 2018, respectively) and net reversals for environmental liabilities amounting to €15 million (net additions of €329 million and €266 million in 2019 and 2018, respectively). More information is provided in note 20 – Provisions. Net additions to provisions by segment are disclosed in note 35 – Segment information and information by geographical area.

Information about leases is disclosed in note 12 – Right-of-use assets and lease liabilities.

Payroll and related costs

(€ million)	2020	2019	2018
Wages and salaries	2,193	2,417	2,409
Social security contributions	458	449	448
Cost related to employee benefit plans	102	85	220
Other costs	239	213	170
	2,992	3,164	3,247
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(118)	(152)	(142)
- capitalized direct costs associated with self-constructed assets - intangible assets	(11)	(16)	(12)
	2,863	2,996	3,093

Other costs comprised provisions for redundancy incentives of €105 million (€45 million and €37 million in 2019 and 2018, respectively) and costs for defined contribution plans of €96 million (€99 million and €95 million in 2019 and 2018, respectively).

Cost related to employee benefit plans are described in note 21 – Provisions for employee benefits.

Costs with related parties are disclosed in note 36 – Transactions with related parties.

Average number of employees

The Group average number and breakdown of employees by category is reported below:

	2020		2019		2018
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	993	17	1,014	16	999	17
Junior managers	9,280	73	9,267	77	9,095	84
Employees	15,995	349	15,945	361	16,220	361
Workers	4,780	287	4,910	287	5,259	283
	31,048	726	31,136	741	31,573	745

The average number of employees was calculated as the average between the number of employees at the beginning and the end of the period. The average number of senior managers included managers employed in foreign countries, whose position is comparable to a senior manager’s status.

Long-term monetary incentive plan for the managers of Eni

On April 13, 2017 and on May 13, 2020, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2017-2019 and 2020-2022 and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of 11 million of treasury shares in service of the plan 2017-2019 and 20 million in service of the plan 2020-2022.

The Long-Term Monetary Incentive plans provide for three annual awards (2017, 2018 and 2019 and 2020, 2021 and 2022, respectively) and are intended for the Chief Executive Officer of Eni and for the managers of Eni and its subsidiaries who qualify as “senior managers deemed critical for the business”, selected among those who are in charge of tasks directly linked to the Group results or of strategic clout to the business. The Plans provide the granting of Eni shares for no consideration to eligible managers after a three-year vesting period under the condition that they would remain in office until vesting. Considering that these incentives fall within the category of employee compensation, in accordance with IFRS, the cost of the plans is determined based on the fair value of the financial instruments awarded to the beneficiaries and the number of shares that are granted at the end of the vesting period; the cost is accruing along the vesting period.

With reference to the 2017-2019 Plan, the number of shares that will be granted at the end of the vesting period will depend: (i) for a 50%, on the market condition in terms of Total Shareholder Return (TSR) of the Eni share compared to the TSR of the FTSE Mib index of the Italian Stock Exchange Market, and to a group of Eni’s competitors (“Peer Group”)[2][9] and the TSR of their corresponding stock exchange market[3][0]; (ii) for a 50%, on the growth in the Net Present Value (NPV) of proved reserves benchmarked against the Peer Group.

With reference to the 2020-2022 Plan, the number of shares that will be granted at the end of the vesting period will depend: (i) for 25% on a market objective measured as the difference between the Total Shareholder Return (TSR) of Eni Shares and the TSR of the FTSE Mib Index of Italian Stock Exchange on a three-year period, adjusted with Eni's correlation index, compared with similar differences for each company of the Eni's group of competitors (Peer Group); (ii) for 20% on a relative parameter represented by an industrial objective measured in terms of annual unit value ($/boe) of the Net Present Value of Proven Reserves (NPV) compared with the analogous value of each company in the Peer Group,  with a final outcome equal to the average annual results over the three-year period; (iii) for 20% on an absolute parameter represented by an economic-financial objective measured as the Organic Free Cash Flow accumulated in the three-year reference period, compared to the equivalent accumulated value provided for in the first three years of the Strategic Plan approved by the Board of Directors in the year of award and kept unchanged during the performance period. The verification of CFC targets is conducted net of exogenous variables, using a gap-analysis approach approved by the Remuneration Committee, in order to assess the effective corporate performance deriving from the management action; (iv) for the remaining 35% on an environmental sustainability and energy transition objective in a three-year period consisting of three absolute objectives as follows: (a) for 15% to a decarbonisation objective measured in terms of CO2eq emissions related to Eni operated Upstream production (tCO2eq/kboe) at the end of the three-year period compared with the same value expected in the third year of the Strategic Plan approved by the Board of Directors in the year of award and kept unchanged during the performance period; (b) for 10% on an energy transition objective measured in megawatts (MW) of installed capacity of power generation from renewable sources, at the end of the three-year performance period, compared with the same value expected in the third year of the Strategic Plan approved by the Board of Directors in the year of award and kept unchanged in the performance period; (c) for 10% on a circular economy objective measured in terms of progress of three important biofuel projects at the end of the three-year performance period, compared with the progress expected in the third year of the Strategic Plan approved by the Board of Directors in the year of award and kept unchanged during the performance period.

Depending on the performance of the parameters mentioned above, the number of shares that will vest after three years may range between 0% and 180% of the initial award. Furthermore, 50% of the shares that will eventually vest is subject to a lock-up clause of one year after the vesting date.

The number of shares awarded at the grant date was: (i) 2,922,749 shares in 2020,with a weighted average fair value of €4.67 per share; (ii) 1,759,273 shares in 2019, with a weighted average fair value of €9.88 per share ; (iii) 1,517,975 shares in 2018, with a weighted average fair value of €11.73 per share.

The estimation of the fair value was calculated by adopting specific valuation techniques regarding the different performance parameters provided by the plan (the stochastic method for the market condition of the plan and the Black-Scholes model for the component related to the NPV of the reserves, for the 2017-2019 Plan; the stochastic method for the 2020-2022 Plan), taking into account the fair value of the Eni share at the grant date (between €5.885 and €8.303 depending on the grant date in relation to the 2020 award; €13.714 per share in 2019; €14.246 per share in 2018), reduced by dividends expected along the vesting period (between 7.0% and 10.0% of the share price at vesting date in 2020; 6.1% of the share price at vesting date in 2019; 5.8% of the share price at vesting date in 2018), considering the volatility of the stock (between 41% and 44% in relation to the 2020 award; 19% for attribution 2019; 20% for attribution 2018), the forecasts for the performance parameters, as well as the lower value attributable to the shares considering the lock-up period at the end of the vesting period.

In 2020, the costs related to the long-term monetary incentive plan, recognized as a component of the payroll cost, amounted to €7 million (€9 million in 2019; €5 million in 2018) with a contra-entry to equity reserves.

Compensation of key management personnel

Compensation, including contributions and collateral expenses, of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in office during the year consisted of the following:

(€ million)	2020	2019	2018
Wages and salaries	30	28	27
Post-employment benefits	2	2	2
Other long-term benefits	12	12	10
Indemnities upon termination of employment	21	12
	65	54	39

Compensation of Directors and Statutory Auditors

Compensation of Directors amounted to €7.54 million, €9.2 million and €9.6 million in 2020, 2019 and 2018, respectively. Compensation of Statutory Auditors amounted to €0.571 million, €0.613 million and €0.604 million in 2020, 2019 and 2018, respectively.

Compensation included emoluments and social security benefits due for the office as Director or Statutory Auditor held at the parent company Eni SpA or other Group subsidiaries, which was recognized as a cost to the Group, even if not subject to personal income tax.

[29] The group consists of the following oil companies:Apache, BP, Chevron, ConocoPhillips, Equinor, ExxonMobil, Marathon Oil, Occidental,  Royal Dutch Shell and Total.

[30] The performance condition connected with the TSR in accordance with the international accounting standards represents a so-called market condition.